                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     GEM Capital Management, Inc.
Address:  70 East 55th Street - 12th Floor
          New York, New York 10022

13F File Number:  28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gerald B. Unterman
Title:    President

Phone:    (212) 753-0700

Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman             New York, New York                May 9, 2002

Report Type (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:                 -0-

Form 13F Information Table Entry Total:            30

Form 13F Information Table Value Total:      $199,729

List of Other Included Managers:                 None

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                           FORM 13F INFORMATION TABLE

                                                                                               VOTING     VOTING     VOTING
                                                                                               AUTHORITY  AUTHORITY  AUTHORITY
NAME OF          TITLE OF               VALUE     SHARES/             PUT/  INVSTMT  OTHER
ISSUER           CLASS       CUSIP      (x$1000)  PRN AMT     SH/PRN  CALL  DSCRETN  MANAGERS  SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------
American         NT 5%       029912AF9       12       22,000    PRN           SOLE                    0       0          0
Tower
Corp.

Anixter Intl.    LYON        035290AC9    1,748    6,000,000    PRN           SOLE                    0       0          0
Inc.             Zero
                 CPN 20

Calif. Fed       Cont.       130209604      131                               SOLE                    0       0          0
Bank FSB         Litig. REC                           45,619

Ciena Corp.      NT CV       171779AA9      324      505,000    PRN           SOLE                    0       0          0
                 3.75% 08

Citigroup Inc.   COM         172967101   15,238      307,704    SHS           SOLE              307,704       0          0
..

Clear Channel    Note        184502AB8   25,677   25,235,000    PRN           SOLE                    0       0          0
Comm.            2.625%

Clear Channel    Note        184502AE2      156      161,000    PRN           SOLE                    0       0          0
Comm.            1.500%

Duke Energy      CORP        264399585   17,803      692,465     SH           SOLE              692,465       0          0
Corp.            UNITS

Echostar         SBNT        278762AD1    1,316    1,458,000    PRN           SOLE                    0       0          0
Commun.          CV 4.875%
                 07

Echostar         SB NT       278762AC3   18,592   20,600,000    PRN           SOLE                    0       0          0
Commun.          CV 4.875%
                 07

FEI              NT          30241LAB5      412      400,000    PRN           SOLE                    0       0          0
Corp.            5.5%

IDEC             Note        449370AC9    4,966    1,900,000    PRN           SOLE                    0       0          0
Pharmaceuticals
Corp.

Intern.          Note        460254AE5    4,168    4,500,000    PRN           SOLE                    0       0          0
Rectifier        4.25%
Corp.

Interpublic       NT         460690AF7    3,029    3,040,000    PRN           SOLE                    0       0          0
Group            1.800%

IVAX Corp.       NOTE 5.50%  465823AD4    8,055    9,000,000    PRN           SOLE                    0       0          0

Juniper          SB NT       48203RAA2       83      117,000    PRN           SOLE                    0       0          0
Networks         CV
Inc.             4.75% 07

Kerr McGee       SB DB       492386AP2    5,939    5,001,000    PRN           SOLE                    0       0          0
Corp.            CV
                 5.25% 10

LAM Research     NOTE 4.00%  512807AE8      988    1,000,000    PRN           SOLE                    0       0          0
Corp.

Lattice Semi-    NOTE        518415AC8    4,489    4,200,000    PRN           SOLE                    0       0          0
conductor        4.75%
Corp.

Mirant TR        PFD CV      60467Q102    5,801      147,990     SH           SOLE              147,990       0          0
                 Ser A

Millenium        NOTE        599902AB9      228      250,000    PRN           SOLE                    0       0          0
Pharm. Inc.      5.5%

National         CAP UTS     632525309   14,543      444,927     SH           SOLE              444,927       0          0
Australia        EXCH LB
Bank Ltd.

Nextel           NOTE        65332VAT0   17,321   30,189,000    PRN           SOLE                    0       0          0
Comm.            4.75%

Pogo Trust I     QUIPS       73044P208   11,359      169,340     SH           SOLE              169,340       0          0
                 SER A

Pogo             NOTE        730448AD9       11       11,000    PRN           SOLE                    0       0          0
Producting       5.5%
Corp.

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
Sanmina Corp.    NOTE 4.25%  800907AB3    5,774    6,200,000    PRN           SOLE                    0       0          0

Sprint Corp.'    Equity      852061605   10,936      783,915     SH           SOLE              783,915       0          0
                 Unit'

Stmicro-         NOTE        861012AB8    9,582    9,360,000    PRN           SOLE                    0       0          0
electronics

Telefonos de     DB CV       879403AD5    6,224    4,410,000    PRN           SOLE                    0       0          0
Mexico           4.25%

Young &          NOTE 3.00%  987425AC9    4,824    4,954,000    PRN           SOLE                    0       0
Rubicam Inc.